Trade Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Disclosure of Accounts Receivable, Net

	2023	2022
Trade receivables	Ps. 15,022	Ps. 13,432
The Coca-Cola Company (related party) (See Note 14)	378	776
Loans to employees	76	84
FEMSA and subsidiaries (related parties) (See Note 14)	1,460	746
Other related parties (See Note 14)	—	182
Other sundry accounts receivable	1,390	1,636
Allowance for expected credit losses	(577)	(538)
	Ps. 17,749	Ps. 16,318

Summary of Changes in the Allowance for Expected Credit Losses

	2023	2022	2021
Balance at the beginning of the year	Ps. 538	Ps. 531	Ps. 515
Allowance for the year	29	14	35
Charges and write-offs of uncollectible accounts	23	38	6
Effects of changes in foreign exchange rates	(13)	(45)	(25)
Balance at the end of the year	Ps. 577	Ps. 538	Ps. 531